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                       SELECT SECTOR SPDR(R) SERIES TRUST

                        SUPPLEMENT DATED DECEMBER 6, 2001
          TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 26, 2001

The following information supplements the section entitled "Performance and Other Information" in the Statement of Additional Information:

PERFORMANCE AND OTHER INFORMATION

Average Annual Total Return (After Taxes on Distributions) Quotation.

Quotations of average annual total return after taxes on distributions are expressed in terms of the average annual rate of return after taxes on distributions of a hypothetical investment in a Fund over periods of 1-, 5-, and 10-years (or the life of a Fund, if shorter).

Average Annual Total Return (after taxes on distributions) is calculated according to the following formula: P(1+T)n = ATVD (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years, and ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.


Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation.

Quotations of average annual total return after taxes on distributions and redemption are expressed in terms of the average annual rate of return after taxes on distributions and redemption of a hypothetical investment in a Fund over periods of 1-, 5-, and 10-years (or the life of a Fund, if shorter).

Average Annual Total Return (after taxes on distributions and redemption) is calculated according to the following formula: P(1+T)n = ATVDR (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years, and ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.